Income Taxes (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax (Textual)
Percentage of tax rate	16.50%
Uniform tax rate	25.00%	25.00%
Current PRC Enterprise Tax Law imposes	10.00%
Description of income tax law	On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008.
Income tax rate	25.00%
HONG KONG [Member]
Income Tax (Textual)
Percentage of tax rate	5.00%